Non-controlling interests	6 Months Ended
Jun. 30, 2026
Non-controlling interests [abstract]
Non-controlling interests
14.	Non-controlling interests

Through the License Agreement, Quantum acquired 34.66% of Unbuzzd on July 31, 2023. As of June 30, 2026, the Company had a 19.48% (December 31, 2025 – 19.84%) ownership interest in Unbuzzd through Unbuzzd Common Shares. The non-controlling interest represents the Unbuzzd Common Shares not attributable to the Company.

Reconciliation of non-controlling interest is as follows:

$
Balance, December 31, 2025	(1,821,860)
Net loss for the period	(33,234)
Balance, June 30, 2026	(1,855,094)

The condensed consolidated interim financial statements incorporate the assets and liabilities of Unbuzzd as of June 30, 2026.